Loans (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Loan Portfolio Segments and Classes

The portfolio segments and classes of loans are as follows (in thousands):

	At December 31,
	2016	2015
Real estate loans:
One-to-four-family residential	$155,262	$68,169
Commercial real estate and multi-family	356,788	192,568
Construction and land	51,520	17,570
Home equity	21,902	6,623

Total real estate loans	585,472	284,930

Commercial loans	100,239	41,417
Consumer loans	1,478	2,726

Total loans	687,189	329,073

Deduct:
Deferred loan fees, net	(131)	(296)
Allowance for loan losses	(3,274)	(2,511)

Loans, net	$683,784	$326,266

Schedule of Change in Allowance for Loan Losses

An analysis of the change in the allowance for loan losses follows (in thousands):

	Real Estate Loans	Commercial Loans	Consumer Loans	Unallocated	Total
Year Ended December 31, 2016:
Beginning balance	$1,354	$583	$23	$551	$2,511
Provision (credit) for loan losses	1,171	(581)	(15)	(225)	350
Charge-offs	(95)	(12)	(6)	—	(113)
Recoveries	43	479	4	—	526

Ending balance	$2,473	$469	$6	$326	$3,274

Individually evaluated for impairment:
Recorded investment	$1,035	500	36	—	$1,571

Balance in allowance for loan losses	21	9	1	—	31

Collectively evaluated for impairment:
Recorded investment	$274,513	59,586	608	—	$334,707

Balance in allowance for loan losses	$1,687	378	4	326	$2,395

Recorded investment in loans accounted for under ASC 310-20 Loan Receivables	$307,605	40,153	834	—	$348,592

Balance in allowance for loan losses	$765	82	1	—	$848

Recorded investment in loans accounted for under ASC 310-30 Loans Acquired with Deteriorated Credit Quality	$2,319	—	—	—	$2,319

Balance in allowance for loan losses	—	—	—	—	—

Year Ended December 31, 2015:
Beginning balance	$1,409	$308	$9	$—	$1,726
Provision (credit) for loan losses	(185)	(382)	16	551	—
Charge-offs	(1)	(9)	(4)	—	(14)
Recoveries	131	666	2	—	799

Ending balance	$1,354	$583	$23	$551	$2,511

Individually evaluated for impairment:
Recorded investment	$1,527	539	—	—	$2,066

Balance in allowance for loan losses	$39	9	—	—	$48

Collectively evaluated for impairment:
Recorded investment	$159,738	11,830	1,124	—	$172,692

Balance in allowance for loan losses	$1,315	574	23	551	$2,463

Recorded investment in loans accounted for under ASC 310-20 Loan Receivables	$123,022	28,990	1,602	—	$153,614

Balance in allowance for loan losses	$—	—	—	—	$—

Recorded investment in loans accounted for under ASC 310-30 Loans Acquired with Deteriorated Credit Quality	$643	58	—	—	$701

Balance in allowance for loan losses	$—	—	—	—	$—

Summary of Loan Credit Quality

The following summarizes the loan credit quality (in thousands):

	Real Estate Loans
	One-to-	Commercial	Construction
	Four Family	Real Estate/	and	Home
	Residential	Multi Family	Land	Equity	Commercial	Consumer	Total
Credit Risk Profile by Internally Assigned Grade:
At December 31, 2016:
Grade:
Pass	$153,965	$351,096	$49,901	$21,902	$98,714	$1,442	$677,020
Special mention	490	730	543	—	79	—	1,842
Substandard	807	4,962	1,076	—	1,446	36	8,327

Total	$155,262	$356,788	$51,520	$21,902	$100,239	$1,478	$687,189

At December 31, 2015:
Grade:
Pass	$66,271	189,979	16,705	6,241	38,375	2,726	320,297
Special mention	972	1,066	707	382	70	—	3,197
Substandard	926	1,523	158	—	2,972	—	5,579

Total	$68,169	$192,568	$17,570	$6,623	$41,417	$2,726	$329,073

Age Analysis of Past Due Loans

Age analysis of past-due loans is as follows (in thousands):

	Accruing Loans
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater Past Due	Total Past Due	Current	Nonaccrual Loans	Total Loans
At December 31, 2016:
Real estate mortgage loans:
One-to-four family residential	$501	274	—	775	154,487	—	$155,262
Commercial Real Estate and Multifamily	778	—	—	778	355,755	255	356,788
Construction and Land	1,519	—	—	1,519	50,001	—	51,520
Home Equity	22	—	—	22	21,880	—	21,902
Commercial loans	217	—	—	217	100,022	—	100,239
Consumer loans	10	—	—	10	1,432	36	1,478

Total	$3,047	274	—	3,321	$683,577	291	$687,189

At December 31, 2015:
Real estate mortgage loans:
One-to-four family residential	$255	13	—	268	67,861	40	$68,169
Commercial Real Estate and Multifamily	355	—	—	355	191,660	553	192,568
Construction and Land	192	—	—	192	17,220	158	17,570
Home Equity	11	—	—	11	6,612	—	6,623
Commercial loans	193	—	—	193	41,224	—	41,417
Consumer loans	—	—	—	—	2,726	—	$2,726

Total	$1,006	$13	$—	$1,019	$327,303	$751	$329,073

Summary of Impaired Loans

The following summarizes the amount of impaired loans (in thousands):

	With No Related Allowance Recorded		With an Allowance Recorded			Total
	Recorded Investment	Unpaid Principal Balance	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
December 31, 2016:
Real estate mortgage loans:
One-to-four family residential	$—	$—	$448	$448	$21	$448	$448	$21
Commercial and Multifamily	587	1,568	—	—	—	587	1,568	—
Commercial loans	427	457	73	77	9	500	534	9
Consumer loans	—	—	36	36	1	36	36	1

	$1,014	$2,025	$557	$561	$31	$1,571	$2,586	$31

December 31, 2015:
Real estate mortgage loans:
One-to-four family residential	$—	$—	$460	$460	$39	$460	$460	$39
Commercial and Multifamily	909	1,849	—	—	—	909	1,849	—
Construction and Land	158	164	—	—	—	158	164	—
Commercial loans	452	482	87	92	9	539	574	9

	$1,519	$2,495	$547	$552	$48	$2,066	$3,047	$48

The average net investment in impaired loans and interest income recognized and received on impaired loans are as follows (in thousands):

	Average	Interest	Interest
	Recorded	Income	Income
	Investment	Recognized	Received
For the year ended December 31, 2016:
Real estate mortgage loans:
One-to-four family residential	$453	$26	$24
Commercial and Multifamily	855	47	81
Consumer loans	9	—	—
Commercial loans	518	36	36

	$1,835	$109	$141

For the year ended December 31, 2015:
Real estate mortgage loans:
One-to-four family residential	$289	$18	$16
Commercial and Multifamily	1,317	115	135
Construction and Land	119	—	12
Commercial loans	578	28	39

	$2,303	$161	$202

Summary of Troubled Debt Restructurings

Troubled Debt Restructurings (“TDR”) entered into during the years ended December 31, 2016 and 2015 are as follows (dollars in thousands):

	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Year Ended December 31, 2016
One-to-four family residential loans - Modified interest rate and amortization	—	—	—

Year Ended December 31, 2015
One-to-four family residential loans - Modified interest rate and amortization	1	328	328